COMMITMENTS CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Commitments
	March 31, 2025	December 31, 2024
Not later than one year	$172	$180
Later than one year and not later than five years	1,476	1,052
Later than five years	2,890	3,312
	$4,538	$4,544